Share-based Payment - Summary of Number and Weighted Average Share Prices of Restricted Shares (Details) - Restricted Common Shares	12 Months Ended
Mar. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average share price, Granted | $ / shares	$ 146.65
Weighted average share price, Forfeited | $ / shares	146.65
Weighted average share price, Released through the issuance of common shares | $ / shares	$ 146.65
Shares outstanding, Granted | shares	1,004
Shares outstanding, Forfeited | shares	(154)
Shares outstanding, Released through the issuance of common shares | shares	(850)